Annual Fund Operating Expenses - LVIP JPMorgan Retirement Income Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses (AFFE)	0.20%	[1]
Total Annual Fund Operating Expenses	1.09%	[2]
Less Expense Reimbursement	0.37%	[3],[4]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.72%
Service Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses (AFFE)	0.20%	[1]
Total Annual Fund Operating Expenses	1.34%	[2]
Less Expense Reimbursement	0.37%	[3],[4]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.97%

[1]	AFFE is based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.307% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding “AFFE”) exceed 0.523% of the Fund’s average daily net assets for the Standard Class (and 0.773% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[4]	The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the Fund.